Related Party Transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions
Related Party Transactions

16. Related Party Transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities.

During the years ended December 31, 2016, 2017 and 2018, significant related party transactions and balances were as follows:

a.    Revenue from Related Parties

	Years Ended December 31
	2016	2017	2018	2018
	RMB	RMB	RMB	USD
One-time commissions
Hehui	1,402,126	—	—	—
Funds managed by Jupai Group	422,822,521	739,471,960	521,493,884	75,848,139
Investees of shareholder of the Company	599,344	429,483	2,821,409	410,357
Total one-time commissions	424,823,991	739,901,443	524,315,293	76,258,496
Recurring management fee
Funds managed by Jupai Group	261,480,460	365,045,532	436,947,202	63,551,335
Total recurring management fee	261,480,460	365,045,532	436,947,202	63,551,335
Recurring service fee
Hehui	3,172,140	—	—	—
Funds managed by Jupai Group	7,006,066	10,081,396	1,256,411	182,737
Investees of shareholder of the Company	2,632,178	—	—	—
Total recurring service fee	12,810,384	10,081,396	1,256,411	182,737
Other service fee
Funds managed by Jupai Group	17,015,845	117,757,338	28,301,887	4,116,339
Total other service fee	17,015,845	117,757,338	28,301,887	4,116,339
Total revenue from related parties	716,130,680	1,232,785,709	990,820,793	144,108,907

b.    Loan to Related Parties

During the years ended December 31, 2017 and 2018, significant origination and collection of the loans to the related parties were as following:

	As of December 31,
	2017	Origination	Collection	2018
	RMB	RMB	RMB	RMB
Loan to noncontrolling interest shareholder	—	54,000,000	(16,683,734)	37,316,266
Loan to funds managed by Jupai Group (1)	33,000,000	607,167,166	(606,167,166)	34,000,000
Total loan to related parties	33,000,000	661,167,166	(622,850,900)	71,316,266

(1) The loans to investee funds of Jupai Group represents the short-term loan to the private equity funds those the Group serves as general partner.

The loans to related parties as of December 31, 2018 were due on demand and were unsecured and interest-free.

c.    Amounts due from Related Parties

As of December 31, 2017 and 2018, amounts due from related parties were comprised of the following:

	As of December 31,
	2017	2018	2018
	RMB	RMB	USD
Funds managed by Jupai Group	268,760,059	210,587,355	30,628,660
Investees of shareholder of the Company	—	54,426	7,916
Loan to noncontrolling interest shareholder	—	37,316,266	5,427,426
Total amounts due from related parties	268,760,059	247,958,047	36,064,002

Other than the loan to noncontrolling interests shareholder and loan to investee funds (see Note 16b), the remaining amounts primarily represent the service fee receivable as of December 31, 2017 and 2018.

d.    Deferred Revenue from Related Parties

As of December 31, 2018, deferred revenue from related parties were comprised of the following:

	As of December 31,
	2017	2018	2018
	RMB	RMB	USD
Funds managed by Jupai Group	234,464,105	133,817,091	19,462,888
Total deferred revenue	234,464,105	133,817,091	19,462,888

The amounts represent recurring management fees and recurring service fees received from the investment funds managed or served by the Group in advance.

e.    Amounts due to Related Parties

As of December 31, 2017 and 2018, amounts due to related parties were as following:

	As of December 31,
	2017	2018	2018
	RMB	RMB	USD
Funds managed by Jupai Group	25,142,250	29,105,111	4,233,163
Investees of shareholder of the Company	2,152,563	2,000,000	290,888
Total amounts due to related parties	27,294,813	31,105,111	4,524,051

The amounts as of December 31, 2017 and 2018 mainly represent capital investments collected on behalf of investees.